Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule Of Receivable From Employees And Related Parties
Receivable from Employees and Related Parties on the Consolidated Statements of Financial Condition consisted of the following at December 31, 2016 and 2015:

	December 31,
	2016	2015
Advances to Employees	$14,418	$17,344
Personal Expenses Paid on Behalf of Employees and Related Parties	371	144
Receivable from Affiliates	—	1,266
Reimbursable Expenses Due From Portfolio Companies of the Company's Private Equity Funds	—	213
Reimbursable Expenses Relating to the Private Equity Funds	245	2,222
Receivable from Employees and Related Parties	$15,034	$21,189

Schedule Of Payable To Employees And Related Parties
Payable to Employees and Related Parties on the Consolidated Statements of Financial Condition consisted of the following at December 31, 2016 and 2015:

	December 31,
	2016	2015
Board of Director Fees	$300	$200
Amounts Due to U.K. Members	14,865	16,554
Amounts Due Pursuant to Tax Receivable Agreements (a)	12,201	11,638
Payable to Employees and Related Parties	$27,366	$28,392

(a)
Relates to the current portion of the Member exchange of Class A LP Units for Class A Shares. The long-term portion of $174,109 and $186,036 is disclosed in Amounts Due Pursuant to Tax Receivable Agreements on the Consolidated Statements of Financial Condition at December 31, 2016 and 2015, respectively.